10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments for operating leases
(Dollars in thousands)

Year ending December 31,
2019	$820
2020	809
2021	793
2022	501
2023	393
Thereafter	1,624
Total minimum obligation	$4,940

Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2018	2017
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$268,708	233,972

Standby letters of credit and financial guarantees written	$3,651	3,325